Financial Risk Management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Risk Management
35. Financial Risk Management
(1) Financial risk management
The Group is exposed to credit risk, liquidity risk and market risk. Market risk is the risk related to the changes in market prices, such as foreign exchange rates and interest rates. The Group implements a risk management system to monitor and manage these specific risks.
The Group’s financial assets consist of cash and cash equivalents, financial instruments, investment securities, accounts receivable — trade and others, etc. Financial liabilities consist of accounts payable – other, borrowings, debentures, lease liabilities and others.

1)	Market risk
(i)    Currency risk
The Group incurs exchange position due to revenue and expenses from its global operations. Major foreign currencies where the currency risk occur are USD, JPY and EUR. The Group determines the currency risk management policy after considering the nature of business and the presence of methods that mitigate the currency risk for each Group entities. Currency risk occurs on forecasted transactions and recognized assets and liabilities which are denominated in a currency other than the functional currency of each Group entity. The Group manages currency risk arising from business transactions by using currency forwards, etc.
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2019 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	124,137	￦	143,726	1,588,591	￦	1,839,271
EUR	414		537	110		142
JPY	800,440		8,512	261,255		2,778
Others	—		5,299	—		1,669

		￦	158,074		￦	1,843,860

In addition, the Group has entered into cross currency swaps to hedge against currency risk related to foreign currency borrowings and debentures. (See note 21)
As of December 31, 2019, a hypothetical change in exchange rates by 10% would have increased (reduced) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	6,228	(6,228)
EUR		40	(40)
JPY		573	(573)
Others		363	(363)

	￦	7,204	(7,204)

(ii)     Interest rate risk
The interest rate risk of the Group arises from borrowings, debenture and long-term payables – other. Since the Group’s interest bearing assets are mostly fixed-interest bearing assets, the Group’s revenue and operating cash flows from the interest-bearing assets are not influenced by the changes in market interest rates.
The Group performs various analysis to reduce interest rate risk and to optimize its financing. To minimize risks arising from changes in interest rates, the Group takes various measures such as refinancing, renewal, alternative financing and hedging.
As of December 31, 2019, the floating-rate borrowings and bonds of the Group are ￦132,000 million and ￦347,340 million, respectively, and the Group has entered into interest rate swap agreements, as described in note 21, for the most of floating-rate borrowings and debentures to hedge interest rate risk. If the interest rate increases (decreases) 1% with all other variables held constant, income before income taxes would change by ￦200 million in relation to interest expenses on floating-rate borrowings that are exposed to interest rate risk, which would also change the year-end
balance of shareholder’s equity by the same amount.
As of December 31, 2019, the floating-rate long-term payables – other are ￦2,051,389 million. If the interest rate increases (decreases) 1% with all other variables held constant, income before income taxes for the year ended December 31, 2019 would change by ￦ 20,514 million in relation to floating-rate long-term payables – other that are exposed to interest rate risk.

2)	Credit risk
The maximum credit exposure as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Cash and cash equivalents	￦	1,270,572	1,506,432
Financial instruments		831,637	1,046,897
Investment securities		13,548	11,672
Accounts receivable — trade		2,247,895	2,019,933
Loans and other receivables		1,663,567	1,621,938
Derivative financial assets		150,960	55,457

	￦	6,178,179	6,262,329

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. To manage credit risk, the Group evaluates the credit worthiness of each customer or counterparty considering the party’s financial information, its own trading records and other factors. Based on such information, the Group establishes credit limits for each customer or counterparty.
(i) Accounts receivable — trade and contract assets
The Group establishes a loss allowance in respect of accounts receivable – trade and contract assets. The main components of this allowance are a specific loss component that relates to individually significant exposures and a collective loss component established for groups of similar assets in respect of losses that are expected to occur. The collective loss allowance is determined based on historical data of collection statistics for similar financial assets. Details of changes in loss allowance during the year ended December 31, 2019 are included in note 7.
(ii) Debt investments
The credit risk arises from debt investments included in ￦831,637 million of financial instruments, ￦13,548 million of investment securities and ￦1,663,567 million of loans and other receivables. To limit the exposure to this risk, the Group transacts only with financial institutions with credit ratings that are considered to be low credit risk.
Most of the Group’s debt investments are considered to have a low risk of default and the borrower has a strong capacity to meet its contractual cash flow obligations in the near term. Thus, the Group measured the loss allowance for the debt investments at an amount equal to
12-month
expected credit losses.
Meanwhile, the Group monitors changes in credit risk at each reporting date. The Group recognized the loss allowance at an amount equal to lifetime expected credit losses when the credit risk on the debt investments is assumed to have increased significantly if it is more than 30 days past due.
The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2019 are as follows.

(In millions of won)
	Financial assets at FVTPL		Financial assets at FVOCI	At amortized cost
				12-month ECL	Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired
Gross amount	￦	541,146	4,627	1,887,321	49,360	123,196
Loss allowance		—	—	(4,241)	(8,704)	(83,953)

Carrying amount	￦	541,146	4,627	1,883,080	40,656	39,243

Changes in the loss allowance for the debt investments during the year ended December 31, 2019 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired	Total
January 1, 2019	￦	3,305	10,760	101,823	115,888
Remeasurement of loss allowance, net		1,316	1,334	3,942	6,592
Transfer to lifetime ECL — not credit impaired		(380)	380	—	—
Transfer to lifetime ECL — credit impaired		—	(2,790)	2,790	—
Amounts written off		—	(1,515)	(32,165)	(33,680)
Recovery of amounts written off		—	—	7,563	7,563
Business combinations		—	535	—	535

December 31, 2019	￦	4,241	8,704	83,953	96,898

(iii) Cash and cash equivalents
The Group has ￦1,270,572 million of cash and cash equivalents with banks and financial institutions above specific credit ratings as of December 31, 2019. (￦1,506,432 million as of December 31, 2018).
Impairment on cash and cash equivalents has been measured on a
12-month
expected loss basis and reflects the short maturities of the exposures. The Group considered that its cash and cash equivalents have low credit risk based on the credit ratings of the counterparties assigned by external credit rating agencies.

3)	Liquidity risk
The Group’s approach to managing liquidity is to ensure that it will always maintain sufficient cash and cash equivalents balances and have enough liquidity through various committed credit lines. The Group maintains enough liquidity within credit lines through active operating activities.
Contractual maturities of financial liabilities as of December 31, 2019 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	438,297	438,297	438,297	—	—
Borrowings(*)		2,043,140	2,412,647	159,416	2,253,231	—
Debentures(*)		8,220,833	9,493,178	1,184,309	5,237,357	3,071,512
Lease liabilities		712,740	757,871	315,793	335,727	106,351
Accounts payable — other and others(*)		6,563,030	6,704,379	5,005,857	1,124,389	574,133

	￦	17,978,040	19,806,372	7,103,672	8,950,704	3,751,996

(*)	Includes interest payables.
The Group does not expect that the cash flows included in the maturity analysis could occur significantly earlier or at different amounts.

As of December 31, 2019, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	144,886	147,386	44,872	103,142	(628)
Liabilities		(1,043)	(1,043)	—	(1,043)	—

	￦	143,843	146,343	44,872	102,099	(628)

(2)	Capital management
The Group manages its capital to ensure that it will be able to continue as a business while maximizing the return to shareholders through the optimization of its debt and equity structure. The overall strategy of the Group is the same as that of the Group as of and for the year ended December 31, 2018.
The Group monitors its debt-equity ratio as a capital management indicator. This ratio is calculated as total liabilities divided by total equity; both are from the financial statements.
Debt-equity ratio as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Total liabilities	￦	21,788,084	20,019,861
Total equity		22,823,536	22,349,250

Debt-equity ratios		95.46%	89.58%

(3)	Fair value

1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2019 are as follows:

(In millions of won)
	December 31, 2019
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	847,281	—	668,891	178,390	847,281
Derivatives hedging instruments		144,886	—	144,886	—	144,886
FVOCI		714,899	407,651	—	307,248	714,899

	￦	1,707,066	407,651	813,777	485,638	1,707,066

Financial liabilities that are measured at fair value:
Derivatives hedging instruments	￦	1,043	—	1,043	—	1,043

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,043,140	—	2,191,037	—	2,191,037
Debentures		8,220,833	—	8,714,408	—	8,714,408
Long-term payables — other		1,974,006	—	2,008,493	—	2,008,493

	￦	12,237,979	—	12,913,938	—	12,913,938

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2018 are as follows:

(In millions of won)
	December 31, 2018
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	820,366	—	695,992	124,374	820,366
Derivatives hedging instruments		39,871	—	39,871	—	39,871
FVOCI		544,643	293,925	—	250,718	544,643

	￦	1,404,880	293,925	735,863	375,092	1,404,880

Financial liabilities that are measured at fair value:
FVTPL	￦	61,813	—	61,813	—	61,813
Derivatives hedging instruments		4,184	—	4,184	—	4,184

	￦	65,997	—	65,997	—	65,997

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,184,996	—	2,378,843	—	2,378,843
Debentures		7,405,039	—	7,868,472	—	7,868,472
Long-term payables — other		2,393,027	—	2,469,653	—	2,469,653

	￦	11,983,062	—	12,716,968	—	12,716,968

The above information does not include fair values of financial assets and liabilities of which fair values have not been measured as carrying amounts are reasonable approximation of fair values.
Fair value of the financial instruments that are traded in an active market (financial assets at FVOCI) is measured based on the bid price at the end of the reporting date.
The Group uses various valuation methods for determination of fair value of financial instruments that are not traded in an active market. Derivative financial contracts and long-term liabilities are measured using the discounted present value methods. Other financial assets are determined using the methods such as discounted cash flow and market approach. Inputs used to such valuation methods include swap rate, interest rate, and risk premium, and the Group performs valuation using the inputs which are consistent with natures of assets and liabilities measured.
Interest rates used by the Group for the fair value measurement as of December 31, 2019 are as follows:

Interest rate
Derivative instruments	1.68% ~ 1.89%
Borrowings and debentures	1.65% ~ 2.41%
Long-term payables — other	1.59% ~ 1.90%

3)	There have been no transfers between Level 2 and Level 1 for year ended December 31, 2019. The changes of financial assets classified as Level 3 for the year ended December 31, 2019 are as follows:

(In millions of won)
	Balance at January 1, 2019		Loss for the period	OCI	Acquisition	Disposal	Transfer	Balance at December 31, 2019
FVTPL	￦	124,374	(5,417)	2,345	58,361	(9,264)	7,991	178,390
FVOCI		250,718	—	(7,716)	92,445	(6,306)	(21,893)	307,248

	￦	375,092	(5,417)	(5,371)	150,806	(15,570)	(13,902)	485,638

(4)	Enforceable master netting agreement or similar agreement
Carrying amount of financial instruments recognized of which offset agreements are applicable as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Accounts receivable — trade and others	￦	102,241	(100,895)	1,346	—	1,346

Financial liabilities:
Accounts payable — other and others	￦	100,895	(100,895)	—	—	—

(In millions of won)
	December 31, 2018
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivatives(*)	￦	1,867	—	1,867	(1,107)	760
Accounts receivable — trade and others		95,990	(95,920)	70	—	70

	￦	97,857	(95,920)	1,937	(1,107)	830

Financial liabilities:
Derivatives(*)	￦	1,107	—	1,107	(1,107)	—
Accounts payable — other and others		95,920	(95,920)	—	—	—

	￦	97,027	(95,920)	1,107	(1,107)	—

(*)	The balance represents the net amount under the standard terms and conditions of International Swap and Derivatives Association.